Goodwill (Tables)	3 Months Ended
Jan. 31, 2022
Intangible assets and goodwill [abstract]
Summary of Goodwill by Segment

Goodwill by Segmen t

(millions of Canadian dollars)	Canadian Retail	U.S. Retail 1	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2020	$2,846	$14,142	$160	$17,148
Additions (disposals)	40	–	116	156
Foreign currency translation adjustments and other	(62)	(1,008)	(2)	(1,072)

Carrying amount of goodwill as at October 31, 2021 2	$2,824	$13,134	$274	$16,232
Foreign currency translation adjustments and other	22	357	4	383
Carrying amount of goodwill as at January 31, 2022 2	$2,846	$13,491	$278	$16,615

1	Goodwill predominantly relates to U.S. personal and commercial banking.
2	Accumulated impairment as at January 31, 2022 and October 31, 2021 was nil.